Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
Consist of the following (in thousands $):

	Goodwill	Fund management contracts (indefinite life)	Total
Cost
At Dec. 31, 2022	132,251	178,613	310,864
Net exchange differences	—	4,289	4,289
At Dec. 31, 2023	132,251	182,902	315,153
Net exchange differences	—	(14,648)	(14,648)
At Dec. 31, 2024	132,251	168,254	300,505

Accumulated amortization/impairment
At Dec. 31, 2022	(113,102)	—	(113,102)
Amortization charge for the year	—	—	—
At Dec. 31, 2023	(113,102)	—	(113,102)
Amortization charge for the year	—	—	—
At Dec. 31, 2024	(113,102)	—	(113,102)

Net book value at:
At Dec. 31, 2023	19,149	182,902	202,051
At Dec. 31, 2024	19,149	168,254	187,403